Provision for Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Provision for Employee Benefits [Abstract]
Schedule of Annual Voluntary Resignation	Annual Voluntary Resignation: Age related rates as follows.
Age Group (Years)	Annual Voluntarily Resignation Rate of Direct Cost Staff	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	15%	22%
31-40	8%	15%
41-50	5%	12%
Above 50	0%	0%
Annual Voluntary Resignation: Age related rates as follows.
Age Group (Years)	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	22%
31-40	15%
41-50	12%
Above 50	0%

Schedule of Movement in the Present Value of Plan A’s Defined Benefit Obligation

Movement in the present value of Plan A’s retired benefit obligation:

	As of December 31,
	2024	2023
Defined benefit obligations at January 1,	$4,910,067	$4,827,800
Benefits paid during the year	(443,213)	(578,457)
Current service costs	519,077	442,700
Interest	114,422	121,651
Past service cost and gain on settlement	79,935	37,677
Actuarial loss	352,577	3,431
Exchange differences	(5,077)	55,265
Defined benefit obligations at December 31,	$5,527,788	$4,910,067

Movement in the present value of Plan B’s retired benefit obligation:

	As of December 31,
	2024	2023
Defined benefit obligations at January 1,	$25,915	$21,814
Benefits paid during the year	(10,163)	(2,884)
Current service costs	5,079	4,876
Interest	399	607
Past service cost and loss on settlement	9,729	2,491
Actuarial gain	(9,805)	(1,298)
Exchange differences	(216)	309
Defined benefit obligations at December 31,	$20,938	$25,915

Schedule of Significant Actuarial Assumption

The following table presents the sensitivity analysis for each significant actuarial assumption with a variation of 1.0% in the assumptions as of the end of the reporting period:

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,070,154	$(457,634)	-8.28	-1	$6,060,911	$533,123	9.64
Salary Increase Rate	1	5,879,873	352,086	6.37	-1	5,221,419	(306,369)	-5.54
Turnover Rate	1	5,319,429	(208,359)	-3.77	-1	5,601,164	73,376	1.33
Life Expectancy	+1 Year	5,540,629	12,841	0.23	-1 Year	5,515,047	(12,741)	-0.23

For the year ended December 31, 2023

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$4,526,095	$(383,972)	-7.82	-1	$5,354,805	$444,737	9.06
Salary Increase Rate	1	5,197,550	287,483	5.86	-1	4,658,682	(251,385)	-5.12
Turnover Rate	1	4,749,274	(160,793)	-3.27	-1	4,961,641	51,574	1.05
Life Expectancy	+1 Year	4,920,291	10,224	0.21	-1 Year	4,899,921	(10,146)	-0.21

For the year ended December 31, 2022

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$4,500,166	$(327,634)	-6.79	-1	$5,201,435	$373,635	7.74
Salary Increase Rate	1	5,064,621	236,821	4.91	-1	4,617,667	(210,133)	-4.35
Turnover Rate	1	4,683,817	(143,983)	-2.98	-1	4,871,730	43,930	0.91
Life Expectancy	+1 Year	4,837,009	9,207	0.19	-1 Year	4,818,657	(9,143)	-0.19

The following table presents the sensitivity analysis for each significant actuarial assumption with a variation of 1.0% in the assumptions as of the end of the reporting period:

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$18,348	$(2,590)	-12.37	-1	$24,001	3,063	14.63
Salary Increase Rate	1	23,546	2,608	12.46	-1	18,711	(2,227)	-10.63
Turnover Rate	1	19,029	(1,909)	-9.12	-1	22,192	1,254	5.99
Life Expectancy	+1 Year	20,992	54	0.26	-1 Year	20,884	(54)	-0.26
Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$23,156	$(2,760)	-10.65	-1	$29,123	$3,208	12.38
Salary Increase Rate	1	28,622	2,707	10.45	-1	23,565	(2,351)	-9.07
Turnover Rate	1	24,032	(1,883)	-7.27	-1	26,976	1,061	4.09
Life Expectancy	+1 Year	26,000	84	0.32	-1 Year	25,832	(84)	-0.32

Schedule of Defined Benefit Obligation

Maturity profile of the defined benefit obligation as of December 31, are as follow:

Year	Defined Benefit Obligation
2025	$513,751
2026	259,610
2027	334,829
2028	249,094
2029	266,592
2030	367,826
2031	595,721
2032	227,444
2033	198,420
2034	379,742
2035-2049	14,197,001
>2049	8,227,099

Maturity profile of the defined benefit obligation as of December 31, are as follow:

Year	Defined Benefit Obligation
2025	$-
2026	-
2027	-
2028	-
2029	-
2030	-
2031	-
2032	-
2033	-
2034	-
2035-2049	220,881
>2049	203,717